Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 26, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY FIXED INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000035315
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Fidelity Dynamic Strategies Fund | Fidelity Dynamic Strategies Fund
Supplement to the
Fidelity Dynamic Strategies® Fund
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY FIXED INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Fidelity Dynamic Strategies Fund | Fidelity Dynamic Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000035315_SupplementTextBlock
Supplement to the
Fidelity Dynamic Strategies® Fund
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Fidelity Advisor Dynamic Strategies Fund: Class A, T, B, and C | Fidelity Dynamic Strategies Fund
Supplement to the
Fidelity Advisor Dynamic Strategies® Fund
Class A, Class T, Class B, and Class C
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 5 has been removed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY FIXED INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Fidelity Advisor Dynamic Strategies Fund: Class A, T, B, and C | Fidelity Dynamic Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000035315_SupplementTextBlock
Supplement to the
Fidelity Advisor Dynamic Strategies® Fund
Class A, Class T, Class B, and Class C
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 5 has been removed.

Fidelity Advisor Dynamic Strategies Fund: Institutional Class | Fidelity Dynamic Strategies Fund

Supplement to the
Fidelity Advisor Dynamic Strategies® Fund
Institutional Class
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY FIXED INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Fidelity Advisor Dynamic Strategies Fund: Institutional Class | Fidelity Dynamic Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000035315_SupplementTextBlock

Supplement to the
Fidelity Advisor Dynamic Strategies® Fund
Institutional Class
March 1, 2011
Prospectus

The Board of Trustees of Fidelity Dynamic Strategies® Fund has approved certain changes effective June 1, 2011, including changing the name "Dynamic Strategies" to "Global Strategies" and modifying the fund's investment policies.

Effective June 1, 2011, the following bullet replaces the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets between stocks and bonds by investing in Fidelity funds (underlying Fidelity funds) and unaffiliated exchanged traded funds (ETFs), or through direct investments.

Effective June 1, 2011, the following bullets supplement the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing in securities issued anywhere in the world.
  Allocating investments across different countries and regions.

Effective June 1, 2011, the fifth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011